Share-Based Compensation And Awards (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value	$ 2.11	$ 1.83
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	$ 3	$ 2
Liabilities from share-based payment transactions	3	2
Intrinsic value of liabilities from share-based payment transactions	3	2
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	2	4
Liabilities from share-based payment transactions	24	22
Intrinsic value of liabilities from share-based payment transactions	$ 20	19
Employee Share Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting term	10 years
Share based payment arrangement maximum employee subscription rate	5.00%
Share based payment arrangement employee matching contribution, percent of match	25.00%
Stock-based compensation	$ 7	7
Employee Share Purchase Plan [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement employee matching contribution, percent of match	33.00%
Share Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award term	10 years
Award vesting percentage	25.00%
Award vesting term	4 years
Stock-based compensation		$ 1
Class B Non-Voting Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised	52,000,000
Number of shares issued	37,571,214
Award term	10 years
Class B Non-Voting Shares [Member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting percentage	25.00%
Award vesting term	4 years
Class B Non-Voting Shares [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting percentage	20.00%
Award vesting term	5 years